UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

September 30, 2013

1.807739.109

AMP-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 3.2%
BorgWarner, Inc.	21,070	$ 2,136,287
Delphi Automotive PLC	441,430	25,788,341
Dorman Products, Inc.	90,980	4,508,059
Gentex Corp.	160,172	4,098,801
Johnson Controls, Inc.	547,289	22,712,494
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	91,216
Standard Motor Products, Inc.	239,725	7,709,556
Tenneco, Inc. (a)	534,708	27,002,754
TRW Automotive Holdings Corp. (a)	29,300	2,089,383
		96,136,891
Automobiles - 0.7%
Harley-Davidson, Inc.	294,157	18,896,646
Winnebago Industries, Inc. (a)	91,450	2,374,042
		21,270,688
Diversified Consumer Services - 2.3%
American Public Education, Inc. (a)	261,205	9,873,549
Grand Canyon Education, Inc. (a)	624,461	25,153,289
H&R Block, Inc.	739,595	19,717,603
New Oriental Education & Technology Group, Inc. sponsored ADR	94,000	2,340,600
Service Corp. International	558,334	10,396,179
Universal Technical Institute, Inc.	44,466	539,373
		68,020,593
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	81,406	3,548,488
Bloomin' Brands, Inc. (a)	465,253	10,984,623
Brinker International, Inc.	302,878	12,275,645
Burger King Worldwide, Inc.	107,800	2,104,256
Choice Hotels International, Inc.	18,766	810,504
Fiesta Restaurant Group, Inc. (a)	32,891	1,238,675
Jubilant Foodworks Ltd. (a)	26,477	489,120
Papa John's International, Inc.	163,167	11,402,110
Ruth's Hospitality Group, Inc.	500,669	5,937,934
Texas Roadhouse, Inc. Class A	355,496	9,342,435
The Cheesecake Factory, Inc.	299,358	13,156,784
		71,290,574
Household Durables - 2.7%
ARNEST ONE Corp.	456,600	10,770,847
Harman International Industries, Inc.	330,251	21,872,524
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Haseko Corp. (a)	581,800	$ 4,189,223
Jarden Corp. (a)	374,847	18,142,595
Whirlpool Corp.	179,615	26,302,821
		81,278,010
Internet & Catalog Retail - 0.6%
HSN, Inc.	264,297	14,171,605
TripAdvisor, Inc. (a)	39,700	3,010,848
		17,182,453
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	115,094	14,867,843
Media - 1.8%
Cinemark Holdings, Inc.	5,287	167,809
Comcast Corp. Class A	24,584	1,109,968
Interpublic Group of Companies, Inc.	428,725	7,365,496
Naspers Ltd. Class N	25,500	2,358,031
Nexstar Broadcasting Group, Inc. Class A	72,634	3,232,576
Sinclair Broadcast Group, Inc. Class A	26,000	871,520
Time Warner, Inc.	539,213	35,485,608
Twenty-First Century Fox, Inc. Class A	65,335	2,188,723
		52,779,731
Multiline Retail - 0.3%
Dollar General Corp. (a)	161,525	9,119,702
Specialty Retail - 4.5%
Asbury Automotive Group, Inc. (a)	108,857	5,791,192
Cabela's, Inc. Class A (a)	118,117	7,444,915
CarMax, Inc. (a)	24,846	1,204,286
Conn's, Inc. (a)	57,257	2,865,140
CST Brands, Inc. (d)	652,619	19,448,046
Dick's Sporting Goods, Inc.	36,595	1,953,441
Express, Inc. (a)	323,100	7,621,929
Foot Locker, Inc.	227,681	7,727,493
Gap, Inc.	106,749	4,299,850
GNC Holdings, Inc.	139,975	7,646,834
Guess?, Inc.	120,112	3,585,343
Lithia Motors, Inc. Class A (sub. vtg.)	244,732	17,855,647
Murphy U.S.A., Inc.	54,000	2,181,060
Office Depot, Inc. (a)(d)	563,974	2,723,994
PetSmart, Inc.	96,968	7,394,780
Rent-A-Center, Inc.	128,743	4,905,108
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	22,566	$ 1,642,805
Signet Jewelers Ltd.	158,322	11,343,771
Staples, Inc.	39,822	583,392
The Men's Wearhouse, Inc.	48,182	1,640,597
TJX Companies, Inc.	132,520	7,472,803
Tractor Supply Co.	117,502	7,892,609
Tsutsumi Jewelry Co. Ltd.	36,700	962,952
		136,187,987
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd. (a)	402,469	21,970,783
Page Industries Ltd.	8,386	588,661
VF Corp.	10,800	2,149,740
		24,709,184
TOTAL CONSUMER DISCRETIONARY		592,843,656
CONSUMER STAPLES - 3.9%
Beverages - 0.1%
Dr. Pepper Snapple Group, Inc.	75,164	3,368,850
Food & Staples Retailing - 1.4%
Kroger Co.	1,061,648	42,826,880
Food Products - 2.3%
Archer Daniels Midland Co.	1,250,244	46,058,982
Britannia Industries Ltd.	82,351	1,081,523
Green Mountain Coffee Roasters, Inc. (a)	238,799	17,988,729
Post Holdings, Inc. (a)	18,940	764,608
SunOpta, Inc. (a)	392,400	3,814,130
		69,707,972
Household Products - 0.1%
Energizer Holdings, Inc.	21,650	1,973,398
TOTAL CONSUMER STAPLES		117,877,100
ENERGY - 5.9%
Energy Equipment & Services - 2.2%
Dresser-Rand Group, Inc. (a)	27,994	1,746,826
Dril-Quip, Inc. (a)	36,000	4,131,000
Ensco PLC Class A	203,066	10,914,798
National Oilwell Varco, Inc.	267,339	20,881,849
Noble Corp.	379,861	14,347,350
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	80,633	$ 6,550,625
Oil States International, Inc. (a)	45,326	4,689,428
TETRA Technologies, Inc. (a)	377,252	4,726,968
		67,988,844
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	105,676	8,997,255
Bonanza Creek Energy, Inc. (a)	160,378	7,739,842
Canadian Natural Resources Ltd.	81,200	2,551,764
Cimarex Energy Co.	112,147	10,810,971
Continental Resources, Inc. (a)	73,528	7,886,613
Denbury Resources, Inc. (a)	207,268	3,815,804
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	279,765	21,371,248
Energy XXI (Bermuda) Ltd.	262,484	7,927,017
Marathon Oil Corp.	223,189	7,784,832
Oasis Petroleum, Inc. (a)	222,807	10,946,508
Peabody Energy Corp.	64,486	1,112,384
Rosetta Resources, Inc. (a)	39,300	2,140,278
Suncor Energy, Inc.	214,200	7,658,838
Whiting Petroleum Corp. (a)	156,916	9,391,423
		110,134,778
TOTAL ENERGY		178,123,622
FINANCIALS - 12.5%
Capital Markets - 4.3%
Ameriprise Financial, Inc.	208,187	18,961,672
BlackRock, Inc. Class A	95,455	25,832,032
E*TRADE Financial Corp. (a)	164,700	2,717,550
Invesco Ltd.	587,975	18,756,403
Lazard Ltd. Class A	94,826	3,415,633
Marusan Securities Co. Ltd.	356,000	2,995,335
Monex Group, Inc.	1,397,800	5,916,528
SEI Investments Co.	503,881	15,574,962
The Blackstone Group LP	810,500	20,173,345
Virtus Investment Partners, Inc. (a)	35,881	5,835,686
Waddell & Reed Financial, Inc. Class A	175,460	9,032,681
		129,211,827
Commercial Banks - 2.9%
BB&T Corp.	46,818	1,580,108
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
City National Corp.	49,395	$ 3,292,671
Comerica, Inc.	174,000	6,839,940
Commerce Bancshares, Inc.	144,810	6,344,126
Cullen/Frost Bankers, Inc.	26,984	1,903,721
East West Bancorp, Inc.	201,135	6,426,263
First Niagara Financial Group, Inc.	1,172,537	12,159,209
Huntington Bancshares, Inc.	2,367,957	19,559,325
Lakeland Financial Corp.	74,100	2,419,365
PrivateBancorp, Inc.	348,193	7,451,330
Shinsei Bank Ltd.	2,320,000	5,662,317
SunTrust Banks, Inc.	251,715	8,160,600
Synovus Financial Corp.	1,368,060	4,514,598
		86,313,573
Consumer Finance - 1.4%
American Express Co.	102,500	7,740,800
Credit Acceptance Corp. (a)	18,528	2,053,088
Credit Saison Co. Ltd.	197,000	5,364,614
Discover Financial Services	84,528	4,272,045
Hitachi Capital Corp.	57,400	1,387,102
SLM Corp.	827,489	20,604,476
		41,422,125
Diversified Financial Services - 1.1%
CRISIL Ltd.	43,849	825,453
McGraw-Hill Companies, Inc.	307,473	20,167,154
ORIX Corp.	747,400	12,218,440
The NASDAQ Stock Market, Inc.	39,868	1,279,364
		34,490,411
Insurance - 1.4%
Hanover Insurance Group, Inc.	85,335	4,720,732
Marsh & McLennan Companies, Inc.	296,431	12,909,570
Old Republic International Corp.	721,810	11,115,874
Protective Life Corp.	286,939	12,209,254
Reinsurance Group of America, Inc.	43,962	2,945,014
		43,900,444
Real Estate Management & Development - 0.8%
Altisource Asset Management Corp. (a)	13,003	6,832,946
Altisource Portfolio Solutions SA	102,352	14,330,304
Altisource Residential Corp. Class B	85,344	1,961,205
		23,124,455
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Nationstar Mortgage Holdings, Inc. (a)(d)	316,980	$ 17,823,785
TOTAL FINANCIALS		376,286,620
HEALTH CARE - 11.2%
Biotechnology - 1.8%
Amgen, Inc.	81,117	9,080,237
Biogen Idec, Inc. (a)	22,800	5,489,328
Celgene Corp. (a)	49,685	7,648,012
Puma Biotechnology, Inc. (a)	12,100	649,286
United Therapeutics Corp. (a)	357,823	28,214,344
Vertex Pharmaceuticals, Inc. (a)	47,150	3,574,913
		54,656,120
Health Care Equipment & Supplies - 2.4%
Alere, Inc. (a)	61,738	1,887,331
Boston Scientific Corp. (a)	3,041,949	35,712,481
C.R. Bard, Inc.	64,985	7,486,272
Greatbatch, Inc. (a)	72,023	2,450,943
Hill-Rom Holdings, Inc.	171,191	6,133,774
Stryker Corp.	143,978	9,731,473
Trinity Biotech PLC sponsored ADR	318,868	6,938,568
		70,340,842
Health Care Providers & Services - 3.4%
Aetna, Inc.	245,463	15,714,541
AMN Healthcare Services, Inc. (a)	668,610	9,200,074
Centene Corp. (a)	89,517	5,725,507
Community Health Systems, Inc.	43,079	1,787,779
HCA Holdings, Inc.	476,855	20,385,551
Health Net, Inc. (a)	165,093	5,233,448
Healthways, Inc. (a)	378,791	7,011,421
MEDNAX, Inc. (a)	52,975	5,318,690
Miraca Holdings, Inc.	59,800	2,672,589
Omnicare, Inc.	102,866	5,709,063
Tenet Healthcare Corp. (a)	102,421	4,218,721
Universal Health Services, Inc. Class B	102,700	7,701,473
VCA Antech, Inc. (a)	435,207	11,950,784
		102,629,641
Health Care Technology - 0.1%
MedAssets, Inc. (a)	132,466	3,367,286
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	162,351	$ 3,352,548
Thermo Fisher Scientific, Inc.	192,138	17,705,517
		21,058,065
Pharmaceuticals - 2.8%
Actavis, Inc.	160,200	23,068,800
Cadila Healthcare Ltd.	1	5
Hospira, Inc. (a)	64,900	2,545,378
Jazz Pharmaceuticals PLC (a)	174,008	16,003,516
Mallinckrodt PLC (a)	117,421	5,177,092
Mylan, Inc. (a)	291,224	11,116,020
Salix Pharmaceuticals Ltd. (a)	30,433	2,035,359
Santarus, Inc. (a)	164,300	3,708,251
Valeant Pharmaceuticals International, Inc. (Canada) (a)	198,205	20,666,198
		84,320,619
TOTAL HEALTH CARE		336,372,573
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	195,882	14,460,009
Esterline Technologies Corp. (a)	111,588	8,914,765
Hexcel Corp. (a)	221,387	8,589,816
Textron, Inc.	255,700	7,059,877
		39,024,467
Airlines - 1.6%
Copa Holdings SA Class A	91,462	12,683,036
Delta Air Lines, Inc.	356,133	8,401,177
Southwest Airlines Co.	720,511	10,490,640
Spirit Airlines, Inc. (a)	503,219	17,245,315
		48,820,168
Building Products - 0.4%
A.O. Smith Corp.	231,857	10,479,936
Commercial Services & Supplies - 0.9%
G&K Services, Inc. Class A	111,165	6,713,254
Mine Safety Appliances Co.	5,000	258,050
Performant Financial Corp. (a)	154,369	1,685,709
Republic Services, Inc.	202,184	6,744,858
Steelcase, Inc. Class A	230,726	3,834,666
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	54,178	$ 5,657,267
West Corp.	75,100	1,664,967
		26,558,771
Construction & Engineering - 2.0%
AECOM Technology Corp. (a)	120,185	3,758,185
Chicago Bridge & Iron Co. NV	99,393	6,735,864
Dycom Industries, Inc. (a)	146,534	4,101,487
Fluor Corp.	264,997	18,804,187
Foster Wheeler AG (a)	80,842	2,129,378
Jacobs Engineering Group, Inc. (a)	301,209	17,524,340
URS Corp.	142,161	7,641,154
		60,694,595
Electrical Equipment - 1.1%
AMETEK, Inc.	58,264	2,681,309
Babcock & Wilcox Co.	343,678	11,588,822
EnerSys	55,541	3,367,451
Generac Holdings, Inc.	369,582	15,758,976
		33,396,558
Industrial Conglomerates - 0.0%
Max India Ltd.	68,471	209,876
Machinery - 4.0%
AGCO Corp.	152,962	9,241,964
Crane Co.	64,672	3,988,322
Cummins, Inc.	120,819	16,053,221
Harsco Corp.	577,262	14,373,824
IDEX Corp.	38,754	2,528,699
Ingersoll-Rand PLC	464,172	30,143,330
ITT Corp.	8,723	313,592
Manitowoc Co., Inc.	369,540	7,235,593
Snap-On, Inc.	134,380	13,370,810
SPX Corp.	101,078	8,555,242
TriMas Corp. (a)	3,500	130,550
Wabtec Corp.	124,140	7,804,682
Watts Water Technologies, Inc. Class A	40,129	2,262,072
Woodward, Inc.	76,919	3,140,603
		119,142,504
Professional Services - 3.3%
Corporate Executive Board Co.	58,119	4,220,602
Dun & Bradstreet Corp.	224,590	23,323,672
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	6,202	$ 371,190
Insperity, Inc.	71,663	2,694,529
Kelly Services, Inc. Class A (non-vtg.)	156,633	3,049,645
Manpower, Inc.	496,014	36,080,058
Randstad Holding NV	72,330	4,074,542
Towers Watson & Co.	181,483	19,411,422
TrueBlue, Inc. (a)	199,146	4,781,495
		98,007,155
Road & Rail - 1.7%
Con-way, Inc.	537,111	23,144,113
Hertz Global Holdings, Inc. (a)	354,967	7,866,069
J.B. Hunt Transport Services, Inc.	84,533	6,164,992
Old Dominion Freight Lines, Inc. (a)	85,686	3,940,699
Roadrunner Transportation Systems, Inc. (a)	230,224	6,501,526
Ryder System, Inc.	60,646	3,620,566
		51,237,965
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	114,495	6,673,914
TOTAL INDUSTRIALS		494,245,909
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	569,722	4,586,262
F5 Networks, Inc. (a)	40,938	3,510,843
Juniper Networks, Inc. (a)	995,290	19,766,459
Plantronics, Inc.	66,195	3,048,280
Polycom, Inc. (a)	95,400	1,041,768
		31,953,612
Computers & Peripherals - 0.9%
Cray, Inc. (a)	282,462	6,798,860
EMC Corp.	762,873	19,499,034
Gemalto NV (d)	4,348	466,870
		26,764,764
Electronic Equipment & Components - 4.0%
Arrow Electronics, Inc. (a)	527,693	25,608,941
Avnet, Inc.	243,457	10,154,591
Benchmark Electronics, Inc. (a)	113,051	2,587,737
CDW Corp. (a)	317,218	7,242,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	2,406,985	$ 21,879,494
InvenSense, Inc. (a)(d)	434,339	7,653,053
Jabil Circuit, Inc.	430,179	9,326,281
Plexus Corp. (a)	4,889	181,871
TE Connectivity Ltd.	628,942	32,566,617
Tech Data Corp. (a)	59,626	2,975,934
		120,176,606
Internet Software & Services - 1.1%
Mail.Ru Group Ltd. GDR (Reg. S)	139,300	5,321,260
Stamps.com, Inc. (a)	90,776	4,169,342
Tencent Holdings Ltd.	48,200	2,528,109
Web.com Group, Inc. (a)	215,580	6,971,857
Yahoo!, Inc. (a)	443,953	14,721,481
		33,712,049
IT Services - 8.3%
Alliance Data Systems Corp. (a)(d)	138,028	29,188,781
Blackhawk Network Holdings, Inc. (d)	79,200	1,903,176
Computer Task Group, Inc.	70,252	1,135,272
Euronet Worldwide, Inc. (a)	657,505	26,168,699
Fidelity National Information Services, Inc.	503,876	23,400,001
Fiserv, Inc. (a)	292,542	29,561,369
FleetCor Technologies, Inc. (a)	277,048	30,519,608
Gartner, Inc. Class A (a)	85,134	5,108,040
Genpact Ltd.	111,943	2,113,484
Global Payments, Inc.	73,300	3,744,164
Heartland Payment Systems, Inc.	322,812	12,822,093
Jack Henry & Associates, Inc.	26,559	1,370,710
NeuStar, Inc. Class A (a)	200,880	9,939,542
Sapient Corp. (a)	1,161,977	18,091,982
Teletech Holdings, Inc. (a)	598,529	15,017,093
Total System Services, Inc.	719,070	21,155,039
Vantiv, Inc. (a)	255,000	7,124,700
Visa, Inc. Class A	58,149	11,112,274
		249,476,027
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc. (a)	313,905	5,499,616
ASML Holding NV	49,991	4,937,111
Avago Technologies Ltd.	298,448	12,869,078
Freescale Semiconductor Holdings I Ltd. (a)(d)	993,237	16,537,396
Integrated Device Technology, Inc. (a)	677,558	6,382,596
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
International Rectifier Corp. (a)	158,648	$ 3,929,711
KLA-Tencor Corp.	76,914	4,680,217
Lam Research Corp. (a)	254,769	13,041,625
LSI Corp.	1,411,272	11,036,147
Marvell Technology Group Ltd.	400	4,600
Microchip Technology, Inc. (d)	53,509	2,155,878
NVIDIA Corp.	1,035,343	16,109,937
NXP Semiconductors NV (a)	563,602	20,971,630
PDF Solutions, Inc. (a)	355,740	7,559,475
PMC-Sierra, Inc. (a)	475,578	3,148,326
Skyworks Solutions, Inc. (a)	335,852	8,342,564
Teradyne, Inc. (a)(d)	34,511	570,122
		137,776,029
Software - 3.3%
Activision Blizzard, Inc.	456,940	7,617,190
Compuware Corp.	464,257	5,199,678
Electronic Arts, Inc. (a)	1,066,810	27,256,996
Intuit, Inc.	219,006	14,522,288
Mentor Graphics Corp.	991,954	23,181,965
SS&C Technologies Holdings, Inc. (a)	59,731	2,275,751
Symantec Corp.	587,279	14,535,155
Take-Two Interactive Software, Inc. (a)	228,901	4,156,842
		98,745,865
TOTAL INFORMATION TECHNOLOGY		698,604,952
MATERIALS - 4.4%
Chemicals - 2.0%
Albemarle Corp.	263,842	16,606,215
Ashland, Inc.	91,338	8,446,938
Landec Corp. (a)	147,852	1,803,794
LyondellBasell Industries NV Class A	164,420	12,040,477
Methanex Corp.	88,300	4,533,085
Olin Corp.	277,070	6,392,005
PolyOne Corp.	297,083	9,123,419
W.R. Grace & Co. (a)	14,746	1,288,800
		60,234,733
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.7%
Packaging Corp. of America	133,848	$ 7,641,382
Rock-Tenn Co. Class A	142,025	14,382,872
		22,024,254
Metals & Mining - 1.0%
Centerra Gold, Inc.	589,200	2,757,093
Goldcorp, Inc.	294,700	7,667,550
IAMGOLD Corp.	436,595	2,085,382
Kinross Gold Corp.	461,800	2,326,821
New Gold, Inc. (a)	977,900	5,829,140
Osisko Mining Corp. (a)	1,632,600	8,257,702
Yamana Gold, Inc. (d)	217,016	2,256,435
		31,180,123
Paper & Forest Products - 0.7%
Boise Cascade Co.	210,189	5,664,594
International Paper Co.	263,611	11,809,773
P.H. Glatfelter Co.	77,861	2,107,697
		19,582,064
TOTAL MATERIALS		133,021,174
UTILITIES - 0.6%
Electric Utilities - 0.5%
ITC Holdings Corp.	167,934	15,762,285
Gas Utilities - 0.1%
UGI Corp.	38,502	1,506,583
TOTAL UTILITIES		17,268,868
TOTAL COMMON STOCKS (Cost $2,364,222,646)		2,944,644,474
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	2,313,965
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	$ 3,769,878
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		6,083,843
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.10% (b)	5,641,963	5,641,963
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	44,555,527	44,555,527
TOTAL MONEY MARKET FUNDS (Cost $50,197,490)		50,197,490
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,419,089,183)		3,000,925,807
NET OTHER ASSETS (LIABILITIES) - 0.0%		(524,333)
NET ASSETS - 100%		$ 3,000,401,474
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,313,965 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,990
Fidelity Securities Lending Cash Central Fund	196,341
Total	$ 268,331
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 592,843,656	$ 576,920,634	$ 15,923,022	$ -
Consumer Staples	117,877,100	117,877,100	-	-
Energy	178,123,622	178,123,621	1	-
Financials	382,370,463	346,512,162	35,858,301	-
Health Care	336,372,573	333,699,984	2,672,589	-
Industrials	494,245,909	494,245,909	-	-
Information Technology	698,604,952	698,604,952	-	-
Materials	133,021,174	133,021,174	-	-
Utilities	17,268,868	17,268,868	-	-
Money Market Funds	50,197,490	50,197,490	-	-
Total Investments in Securities:	$ 3,000,925,807	$ 2,946,471,894	$ 54,453,913	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,423,359,887. Net unrealized appreciation aggregated $577,565,920, of which $609,805,128 related to appreciated investment securities and $32,239,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013